Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Jun. 30, 2017
GMO Resources Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO Resources Series Fund
Supplement [Text Block]	gmost_SupplementTextBlock	As of the Effective Date, the sections appearing on page 8 of the Prospectus captioned “Fees and expenses” and “Example” relating to GMO Resources Series Fund are replaced with the following:
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 6, 2018
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both Resources Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
GMO Resources Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.50%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[3]
Administration fee	rr_Component1OtherExpensesOverAssets	0.05%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.07%	[2]
1 Year	rr_ExpenseExampleYear01	$ 170
3 Years	rr_ExpenseExampleYear03	426
1 Year	rr_ExpenseExampleNoRedemptionYear01	139
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 393
GMO Resources Series Fund | Class R4 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Resources Series Fund | Class R4 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.30%	[5]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.30%	[5]
GMO Resources Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.50%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[2],[3]
Administration fee	rr_Component1OtherExpensesOverAssets	0.05%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.92%	[2]
1 Year	rr_ExpenseExampleYear01	$ 155
3 Years	rr_ExpenseExampleYear03	380
1 Year	rr_ExpenseExampleNoRedemptionYear01	124
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 346
GMO Resources Series Fund | Class R5 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Resources Series Fund | Class R5 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.30%	[5]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.30%	[5]
GMO Resources Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.50%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Administration fee	rr_Component1OtherExpensesOverAssets	0.05%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.82%	[2]
1 Year	rr_ExpenseExampleYear01	$ 145
3 Years	rr_ExpenseExampleYear03	348
1 Year	rr_ExpenseExampleNoRedemptionYear01	113
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 315
GMO Resources Series Fund | Class R6 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Resources Series Fund | Class R6 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.30%	[5]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.30%	[5]
GMO Resources Series Fund | Class PS
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.50%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Administration fee	rr_Component1OtherExpensesOverAssets	0.20%	[2],[6]
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2],[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.87%	[2]
1 Year	rr_ExpenseExampleYear01	$ 150
3 Years	rr_ExpenseExampleYear03	385
1 Year	rr_ExpenseExampleNoRedemptionYear01	119
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 352
GMO Resources Series Fund | Class PS | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Resources Series Fund | Class PS | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.30%	[5]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.30%	[5]

[1]	The amount reflects the management fee paid by Resources Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Resources Fund.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and Resources Fund.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least December 6, 2018, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[5]	These amounts are paid to and retained by GMO Resources Fund ("Resources Fund"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.
[6]	Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund's Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund's Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.